SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) energy transition and 5) corporate. This best reflects the way in which the CODM reviews the results of our company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and significant accounting policies.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects our company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to our company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include our company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by our company apportioned to each of the above-noted items.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent our company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish our company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations. Adjusted EBITDA and Funds From Operations are not generally accepted accounting measures under IFRS and therefore may differ from definitions of Adjusted EBITDA and Funds From Operations used by other entities.
The company uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments and other typical non-recurring items.
The company uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Energy transition	Corporate	Total
Revenues	$243	$47	$49	$34	$—	$373	$(9)	$453	$817
Other income	10	—	1	—	—	11	—	(6)	5
Direct operating costs	(96)	(8)	(12)	(12)	—	(128)	4	(125)	(249)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	5	—	5
Adjusted EBITDA	157	39	38	22	—	256	—	322
Management service costs	—	—	—	—	(47)	(47)	—	—	(47)
Interest expense(1)	(31)	(10)	(13)	(5)	(4)	(63)	2	(107)	(168)
Current income taxes	(5)	(2)	—	—	—	(7)	—	(11)	(18)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(2)	—	(2)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(204)	(204)
Funds From Operations	121	27	25	17	(51)	139	—	—
Depreciation	(65)	(27)	(20)	(10)	—	(122)	3	(156)	(275)
Foreign exchange and financial instruments gain (loss)	(18)	(7)	2	(4)	2	(25)	1	6	(18)
Deferred income tax recovery (expense)	9	(1)	2	—	(2)	8	—	(6)	2
Other	(19)	(9)	(3)	—	—	(31)	—	—	(31)
Dividends on class A exchangeable shares(1)	—	—	—	—	(52)	(52)	—	—	(52)
Remeasurement of BEPC exchangeable and BEPC class B shares	—	—	—	—	694	694	—	—	694
Share of earnings from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	156	156
Net income (loss) attributable to the partnership	$28	$(17)	$6	$3	$591	$611	$—	$—	$611
(1)Share of loss from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net loss attributable to participating non-controlling interests of $48 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests. Total interest expense of $220 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2020:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Energy transition	Corporate	Total
Revenues	$216	$18	$14	$—	$248	$(11)	$527	$764
Other income	9	—	—	—	9	—	5	14
Direct operating costs	(82)	(5)	(8)	—	(95)	5	(174)	(264)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	6	—	6
Adjusted EBITDA	143	13	6	—	162	—	358
Management service costs	—	—	—	(25)	(25)	—	(11)	(36)
Interest expense(1)	(28)	(3)	(1)	—	(32)	3	(160)	(189)
Current income taxes	2	(1)	(1)	—	—	—	5	5
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	(3)	—	(3)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	(192)	(192)
Funds From Operations	117	9	4	(25)	105	—	—
Depreciation	(55)	(11)	(4)	—	(70)	2	(186)	(254)
Foreign exchange and financial instruments gain (loss)	(6)	(2)	—	—	(8)	1	(34)	(41)
Deferred income tax recovery (expense)	(7)	1	—	—	(6)	—	(2)	(8)
Other	(12)	1	1	—	(10)	—	34	24
Share of earnings from equity-accounted investments	—	—	—	—	—	(3)	—	(3)
Net income attributable to non-controlling interests	—	—	—	—	—	—	188	188
Net income (loss) attributable to the partnership	$37	$(2)	$1	$(25)	$11	$—	$—	$11
(1)Share of earnings from equity-accounted investments of nil is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $4 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Energy transition	Corporate	Total
Revenues	478	113	86	65	—	742	(22)	936	1,656
Other income	17	4	3	—	—	24	—	(5)	19
Direct operating costs	(179)	(33)	(24)	(23)	—	(259)	9	(337)	(587)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	13	—	13
Adjusted EBITDA	316	84	65	42	—	507	—	594
Management service costs	—	—	—	—	(102)	(102)	—	—	(102)
Interest expense(1)	(67)	(20)	(27)	(10)	(4)	(128)	4	(212)	(336)
Current income taxes	(10)	(2)	—	—	—	(12)	—	(19)	(31)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(363)	(363)
Funds From Operations	239	62	38	32	(106)	265	—	—
Depreciation	(125)	(61)	(42)	(20)	—	(248)	6	(323)	(565)
Foreign exchange and financial instruments gain (loss)	(15)	(18)	6	(3)	3	(27)	2	41	16
Deferred income tax recovery (expense)	13	2	1	1	4	21	—	(2)	19
Other	(23)	(10)	(9)	(2)	(49)	(93)	—	(84)	(177)
Dividends on class A exchangeable shares(1)	—	—	—	—	(104)	(104)	—	—	(104)
Remeasurement of exchangeable and class B shares	—	—	—	—	788	788	—	—	788
Share of earnings from equity-accounted investments	—	—	—	—	—	—	(8)	—	(8)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	368	368
Net income (loss) attributable to the partnership	89	(25)	(6)	8	536	602	—	—	602
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests of $5 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests. Total interest expense of $440 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2020:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Energy transition	Corporate	Total
Revenues	509	29	26	—	564	(23)	1,076	1,617
Other income	13	—	—	—	13	—	11	24
Direct operating costs	(175)	(11)	(15)	—	(201)	10	(352)	(543)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	13	—	13
Adjusted EBITDA	347	18	11	—	376	—	735
Management service costs	—	—	—	(44)	(44)	—	(21)	(65)
Interest expense(1)	(63)	(6)	(3)	—	(72)	5	(290)	(357)
Current income taxes	(5)	(1)	(1)	—	(7)	—	(7)	(14)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	(417)	(417)
Funds From Operations	279	11	7	(44)	253	—	—
Depreciation	(115)	(21)	(9)	—	(145)	5	(373)	(513)
Foreign exchange and financial instruments gain (loss)	9	(2)	(1)	1	7	2	(15)	(6)
Deferred income tax recovery (expense)	(26)	2	—	—	(24)	—	(25)	(49)
Other	(19)	1	—	—	(18)	—	33	15
Share of loss from equity-accounted investments	—	—	—	—	—	(7)	—	(7)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	380	380
Net income (loss) attributable to the partnership	128	(9)	(3)	(43)	73	—	—	73
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $37 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Energy transition	Corporate	Total
As at June 30, 2021
Cash and cash equivalents	$51	$30	$34	$14	$—	$129	$(3)	$270	396
Property, plant and equipment	11,377	1,537	1,699	1,140	—	15,753	(523)	19,018	34,248
Total assets	12,628	2,111	1,850	1,190	12	17,791	(170)	21,184	38,805
Total borrowings	2,769	866	1,305	507	—	5,447	(162)	7,623	12,908
Other liabilities	3,142	575	220	85	6,762	10,784	(8)	3,677	14,453
For the six months ended June 30, 2021:
Additions to property, plant and equipment	92	25	41	4	—	162	(5)	300	457
As at December 31, 2020
Cash and cash equivalents	$32	$42	$39	$21	$—	$134	$(3)	$224	355
Property, plant and equipment	11,542	2,093	1,709	1,151	—	16,495	(517)	20,119	36,097
Total assets	12,414	2,329	1,867	1,207	9	17,826	(173)	21,820	39,473
Total borrowings	2,690	1,043	1,302	488	—	5,523	(164)	7,463	12,822
Other liabilities	2,844	396	200	108	7,577	11,125	(10)	3,811	14,926
For the six months ended June 30, 2020:
Additions to property, plant and equipment(1)	233	—	8	6	—	247	(5)	178	420
(1)The company exercised the option to buy out the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.
Additional Segment Information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Hydroelectric	$463	$433	$941	$1,002
Wind	144	141	346	279
Solar	144	124	252	216
Energy transition	66	66	117	120
Total	$817	$764	$1,656	$1,617
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2021	December 31, 2020
North America	$19,849	$21,242
Colombia	7,529	8,150
Brazil	2,957	2,711
Europe	4,287	4,366
	$34,622	$36,469